SCHEDULE OF BASIS AND DILUTED NET LOSS PER ORDINARY SHARES (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Allocation of net income	$ (174,050)	$ (590,103)	$ (721,929)	$ (998,238)	$ (764,153)	$ (1,720,167)	$ (3,147,500)	$ 1,111,964
Common Class A [Member]
Allocation of net income	$ 78,092		$ 448,793		$ 368,040	$ 1,159,361	$ 2,003,234	$ (860,883)
Basic weighted average common shares	4,747,021		9,584,428		5,419,684	12,058,817	10,024,516	19,999,880
Diluted weighted average common shares	4,747,021		9,584,428		5,419,684	12,058,817	10,024,516	19,999,880
Basic net income (loss) per ordinary share	$ 0.02		$ 0.05		$ 0.07	$ 0.10	$ 0.20	$ (0.04)
Diluted net income (loss) per ordinary share	$ 0.02		$ 0.05		$ 0.07	$ 0.10	$ 0.20	$ (0.04)
Common Class B [Member]
Allocation of net income	$ 95,958		$ 273,136		$ 396,113	$ 560,806	$ 1,165,646	$ (251,081)
Basic weighted average common shares	5,833,083		5,833,083		5,833,083	5,833,083	5,833,083	5,833,083
Diluted weighted average common shares	5,833,083		5,833,083		5,833,083	5,833,083	5,833,083	5,833,083
Basic net income (loss) per ordinary share	$ 0.02		$ 0.05		$ 0.07	$ 0.10	$ 0.20	$ (0.04)
Diluted net income (loss) per ordinary share	$ 0.02		$ 0.05		$ 0.07	$ 0.10	$ 0.20	$ (0.04)